Bonds and financing - Vasta Platform (Successor) (Details 2) - BRL (R$) R$ in Thousands				12 Months Ended
		Nov. 19, 2019	Sep. 28, 2019	Dec. 31, 2019
Bonds and financing
Capitalization of private bonds	[1]			R$ 1,508,297
Contribution of bonds	[2]			1,535,800
Bonds with Related Parties
Bonds and financing
Capitalization of private bonds			R$ 1,508,297
Contribution of bonds		R$ 1,535,801
Percentage of proceeds from bonds issued to be use for repay upon any liquidity event		50.00%
Vasta Platform (Successor)
Bonds and financing
Capitalization of private bonds				1,508,297
Contribution of bonds				R$ 1,535,801
Vasta Platform (Successor) | Bonds with Related Parties
Bonds and financing
Capitalization of private bonds			R$ 1,508,297
Contribution of bonds		R$ 1,535,801
Percentage of proceeds from bonds issued to be use for repay upon any liquidity event		50.00%

[1]	On September 28, 2019, the Cogna Group approved the capitalization of the 4th issuance and 5th issuance private bonds, in the amount of R$1,508,297, increasing the Parent Company’s Net Investment in the combinedcarve-outfinancial statements.
[2]	On November 19, 2019, all rights and obligations related to bonds issued by Saber with third parties were transferred to Cogna, under the condition that R$ 1,535,801 of the amount should be transferred to the Business through the Corporate Restructuring. Through this process, the Business was subject to the following contractual terms: (i)the acceleration of the other debentures originally issued by Saber; (ii)the grant by us of any liens on our assets or capital stock; (iii)a change in control by Cogna of Saber’s subsidiaries, subject to certain exceptions, Additionally, we have agreed until the maturity of the private debentures that: (i)we will allocate at least 50% of the use of proceeds from any liquidity event to repay such debentures; (ii)we will not obtain any new loans unless the proceeds of such loans are directed to repay our debentures with Cogna; and (iii)we will not pledge shares and/or dividends.